Business Combinations - Additional Information (Details)						1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 06, 2023 USD ($)	Oct. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Business acquisition, aggregate cash consideration payable							$ 1,850,384	$ 602,093	$ 243,036		$ 1,032,633
Business acquisition, cash consideration transferred							5,749,202	$ 0	0		72,088
Goodwill impairment charge									664,903		$ 0
Foreign Exchange Fluctuation
Business Acquisition [Line Items]
Goodwill impairment charge									24,591
Foreign Exchange Fluctuation | Previously Reported [Member]
Business Acquisition [Line Items]
Goodwill impairment charge									42,092
Coverzen Technologies Private Limited And Its Subsidiaries
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired											100.00%
Business acquisition, aggregate cash consideration payable											$ 482,659
Kintsugi Innovation Labs Private Limited ("Kintsugi")
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired					100.00%
Business acquisition, aggregate cash consideration payable					$ 1,344
Peoplebay Consultancy Services Private Limited ("Peoplebay")
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired				100.00%
Business acquisition, aggregate cash consideration payable				$ 134,862
FA Events and Media Private Limited ("FA Events")
Business Acquisition [Line Items]
Business acquisition, percentage of equity interests acquired				100.00%
Business acquisition, aggregate cash consideration payable				$ 134,862
Global Insurance Management Limited
Business Acquisition [Line Items]
Business acquisition, effective date		Jun. 30, 2023
Business acquisition, percentage of equity interests acquired		100.00%
Business acquisition, aggregate cash consideration payable		$ 3,998,000
Business acquisition, cash consideration transferred | £										£ 5,000,000
National Automobile Club
Business Acquisition [Line Items]
Business acquisition, effective date			Jun. 06, 2023
Business acquisition, percentage of equity interests acquired			100.00%			100.00%
Business acquisition, aggregate cash consideration payable			$ 2,100,000
Business acquisition, cash consideration transferred						$ 1,750,000	1,750,000		$ 1,750,000
FA Premium Insurance Broking Private Limited
Business Acquisition [Line Items]
Business acquisition, effective date	Jul. 01, 2023
Business acquisition, percentage of equity interests acquired	100.00%
Business acquisition, aggregate cash consideration payable	$ 1,279,820
Business acquisition, cash consideration transferred							$ 1,204